Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of June 30, 2018 and December 31, 2017:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Total current assets	$15,988,856	$12,989,673
Property, plant and equipment	2,084,455	2,283,672
Intangible assets	358,217	776,405
Non-current assets from discontinued operations	-	-
Total assets	24,629,085	22,248,087
Intercompany payable to the WFOE	13,809,458	13,851,481
Total current liabilities	27,504,894	28,571,686
Total liabilities	27,504,894	28,571,686
Total equity	$(2,875,809)	$(6,323,599)